UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

April 30, 2015

1290 Funds

Semi-Annual Report

April 30, 2015

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2015	% of Net Assets
Consumer Discretionary	25.8%
Industrials	22.1
Materials	11.6
Consumer Staples	6.7
Telecommunication Services	6.5
Information Technology	5.2
Financials	5.1
Health Care	4.5
Utilities	2.7
Energy	1.2
Cash and Other	8.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on November 12, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 11/1/14†	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Class A
Actual	$1,000.00	$1,053.12	$6.42
Hypothetical (5% average return before expenses)	1,000.00	1,018.10	6.76
Class C**
Actual	1,000.00	1,054.49	5.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	1,054.49	5.23
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class R
Actual	1,000.00	1,051.76	7.60
Hypothetical (5% average return before expenses)	1,000.00	1,016.86	8.00

†  Commenced operations on November 12, 2014.

*   Expenses are equal to the Fund’s Class A, C, I and R shares annualized expense ratios of 1.35%, 1.10%, 1.10% and 1.60% , respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 169/365 for the actual example (to reflect the actual number of days in the period).

** Class C shares currently are not offered for sale.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (25.8%)
Auto Components (8.7%)
Brembo S.p.A.	1,600	$64,008
Dana Holding Corp.	2,000	43,140
Federal-Mogul Holdings Corp.*	4,000	51,600
Superior Industries International, Inc.	800	14,880
TRW Automotive Holdings Corp.*	800	84,048
Visteon Corp.*	300	30,420

		288,096

Diversified Consumer Services (3.5%)
Graham Holdings Co., Class B	100	102,293
H&R Block, Inc.	400	12,096

		114,389

Hotels, Restaurants & Leisure (3.4%)
Biglari Holdings, Inc.*	200	73,102
Cheesecake Factory, Inc.	800	40,104
International Game Technology plc*	1	16

		113,222

Household Durables (2.3%)
Hunter Douglas N.V.	1,600	77,636

Media (4.1%)
Cablevision Systems Corp. - New York Group, Class A	1,700	33,966
Clear Channel Outdoor Holdings, Inc., Class A	1,000	11,380
Interpublic Group of Cos., Inc.	1,500	31,260
Madison Square Garden Co., Class A*	300	24,090
Meredith Corp.	200	10,408
Salem Media Group, Inc.	5,008	24,439

		135,543

Multiline Retail (0.5%)
J.C. Penney Co., Inc.*	2,000	16,600

Specialty Retail (3.3%)
Aaron’s, Inc.	1,000	34,000
CST Brands, Inc.	600	25,026
Pep Boys-Manny, Moe & Jack*	5,500	50,380

		109,406

Total Consumer Discretionary		854,892

Consumer Staples (6.7%)
Beverages (1.7%)
Cott Corp.	2,000	17,420
Davide Campari-Milano S.p.A.	2,000	15,480
Remy Cointreau S.A.	300	22,529

		55,429

Food & Staples Retailing (1.0%)
Ingles Markets, Inc., Class A	800	33,488

Food Products (1.9%)
Maple Leaf Foods, Inc.	2,600	49,888
Snyder’s-Lance, Inc.	500	14,765

		64,653

Household Products (0.8%)
Energizer Holdings, Inc.	200	$27,324

Personal Products (1.3%)
Avon Products, Inc.	4,500	36,765
Coty, Inc., Class A*	200	4,782

		41,547

Total Consumer Staples		222,441

Energy (1.2%)
Energy Equipment & Services (1.2%)
Cameron International Corp.*	700	38,374

Total Energy		38,374

Financials (5.1%)
Banks (1.4%)
Flushing Financial Corp.	2,400	45,984

Capital Markets (1.0%)
Cohen & Steers, Inc.	200	7,572
Janus Capital Group, Inc.	1,500	26,850

		34,422

Insurance (0.4%)
W. R. Berkley Corp.	300	14,697

Real Estate Investment Trusts (REITs) (2.3%)
Ryman Hospitality Properties, Inc. (REIT)	1,300	74,932

Total Financials		170,035

Health Care (4.5%)
Health Care Providers & Services (0.8%)
BioScrip, Inc.*	1,500	7,050
Patterson Cos., Inc.	400	18,782

		25,832

Pharmaceuticals (3.7%)
Hospira, Inc.*	1,400	122,206

Total Health Care		148,038

Industrials (22.1%)
Aerospace & Defense (1.3%)
B/E Aerospace, Inc.	500	29,895
Textron, Inc.	300	13,194

		43,089

Building Products (0.6%)
Vicwest, Inc.	2,000	20,721

Commercial Services & Supplies (0.4%)
Brink’s Co.	500	13,235

Construction & Engineering (0.5%)
Layne Christensen Co.*	2,400	16,128

Electrical Equipment (1.8%)
Polypore International, Inc.*	1,000	58,560

Machinery (12.3%)
Eastern Co.	1,400	27,944
Federal Signal Corp.	1,500	23,580
Graco, Inc.	1,200	85,944
ITT Corp.	500	19,825

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Mueller Industries, Inc.	2,000	$70,080
Mueller Water Products, Inc., Class A	3,000	28,080
Navistar International Corp.*	2,800	83,888
Twin Disc, Inc.	1,800	32,382
Xylem, Inc.	1,000	37,020

		408,743

Road & Rail (1.6%)
Hertz Global Holdings, Inc.*	2,500	52,100

Trading Companies & Distributors (3.6%)
GATX Corp.	800	43,520
Kaman Corp.	1,800	75,078

		118,598

Total Industrials		731,174

Information Technology (5.2%)
Communications Equipment (1.5%)
Aruba Networks, Inc.*	1,000	24,610
EchoStar Corp., Class A*	500	25,000

		49,610

Internet Software & Services (2.4%)
Gogo, Inc.*	2,800	59,192
Internap Corp.*	2,300	21,620

		80,812

Technology Hardware, Storage & Peripherals (1.3%)
Diebold, Inc.	1,200	41,724

Total Information Technology		172,146

Materials (11.6%)
Chemicals (9.5%)
Chemtura Corp.*	2,200	66,286
Chr Hansen Holding A/S	1,400	67,792
Hawkins, Inc.	1,200	47,340
International Flavors & Fragrances, Inc.	300	34,425
Tredegar Corp.	1,000	20,470
Zep, Inc.	4,000	79,520

		315,833

Containers & Packaging (1.5%)
Myers Industries, Inc.	3,000	48,510

Metals & Mining (0.6%)
Ampco-Pittsburgh Corp.	1,200	19,188

Total Materials		383,531

Telecommunication Services (6.5%)
Diversified Telecommunication Services (3.1%)
Cable & Wireless Communications plc	10,000	10,330
Jazztel plc*	6,500	94,000

		104,330

Wireless Telecommunication Services (3.4%)
Millicom International Cellular S.A.	500	39,095
Millicom International Cellular S.A. (SDR)	700	54,547

U.S. Cellular Corp.*	500	$18,465

		112,107

Total Telecommunication Services		216,437

Utilities (2.7%)
Electric Utilities (1.2%)
El Paso Electric Co.	200	7,442
Hawaiian Electric Industries, Inc.	1,000	31,300

		38,742

Gas Utilities (1.5%)
National Fuel Gas Co.	800	51,560

Total Utilities		90,302

Total Investments (91.4%) (Cost $2,897,998)		3,027,370
Other Assets Less Liabilities (8.6%)		286,277

Net Assets (100%)		$3,313,647

*	Non-income producing.

Glossary:

SDR	— Swedish Depositary Receipt

Country Diversification As a Percentage of Total Net Assets
Canada	2.7%
Denmark	2.0
France	0.7
Italy	2.4
Luxembourg	2.8
Netherlands	2.3
United Kingdom	3.2
United States	75.3
Cash and Other	8.6

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

At April 30, 2015, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Swedish Krona vs. U.S. Dollar, expiring 5/4/15	Guggenheim Partners, LLC	130	$15,643	$15,628	$15

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$713,248	$141,644	$—	$854,892
Consumer Staples	184,432	38,009	—	222,441
Energy	38,374	—	—	38,374
Financials	170,035	—	—	170,035
Health Care	148,038	—	—	148,038
Industrials	703,230	27,944	—	731,174
Information Technology	172,146	—	—	172,146
Materials	315,739	67,792	—	383,531
Telecommunication Services	57,560	158,877	—	216,437
Utilities	90,302	—	—	90,302
Forward Currency Contracts	—	15	—	15

Total Assets	$2,593,104	$434,281	$—	$3,027,385

Total Liabilities	$—	$—	$—	$—

Total	$2,593,104	$434,281	$—	$3,027,385

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2015:

	Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instrument^	Asset Derivatives	Fair Value
Foreign exchange contracts	Receivables	$15

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2015:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$323	$323

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$15	$15

^ The Fund held forward foreign currency contracts as hedging.

The Fund held forward foreign contracts with an average settlement value of approximately $16,000 for one month during the period ended April 30, 2015.

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2015:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Guggenheim Partners, LLC	$15	$—	$—	$15

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.

Investment security transactions for the period ended April 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,688,236
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$808,074

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$202,146
Aggregate gross unrealized depreciation	(72,774)

Net unrealized appreciation	$129,372

Federal income tax cost of investments	$2,897,998

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $2,897,998)	$3,027,370
Cash	246,581
Foreign cash (Cost $521)	518
Deferred offering cost	73,486
Receivable for Fund shares sold	54,614
Receivable from investment adviser	21,009
Receivable for securities sold	15,628
Dividends, interest and other receivables	890
Unrealized appreciation on forward foreign currency contracts	15
Other assets	48

Total assets	3,440,159

LIABILITIES
Payable for securities purchased	88,562
Transfer agent fees payable	4,135
Distribution fees payable – Class R	328
Distribution fees payable – Class A	178
Accrued expenses	33,309

Total liabilities	126,512

NET ASSETS	$3,313,647

Net assets were comprised of:
Paid in capital	$3,189,453
Accumulated undistributed net investment income (loss)	(22,836)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	17,637
Net unrealized appreciation (depreciation) on investments and foreign currency translations	129,393

Net assets	$3,313,647

Class A
Net asset value and redemption price per share, $902,398 / 86,273 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.46
Maximum sales charge (5.50% of offering price)	$0.61

Maximum offering price per share	$11.07

Class C**
Net asset value and redemption price per share, $263,570 / 25,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47
Maximum sales charge (1.00% of offering price)	0.11

Maximum offering price per share	10.58

Class I
Net asset value and redemption price per share, $1,353,665 / 129,310 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.47

Class R
Net asset value and redemption price per share, $794,014 / 75,974 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.45

*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2015* (Unaudited)

INVESTMENT INCOME
Dividends (net of $185 foreign withholding tax)	$13,240
Interest	140

Total income	13,380

EXPENSES
Offering costs	63,363
Professional fees	27,495
Custodian fees	22,501
Administrative fees	15,885
Investment advisory fees	9,975
Transfer agent fees	8,876
Distribution fees – Class R	1,801
Printing and mailing expenses	1,532
Distribution fees – Class C	1,198
Distribution fees – Class A	924
Registration and filing fees	787
Trustees’ fees	578
Organizational costs	544
Miscellaneous	2,102

Gross expenses	157,561
Less: Waiver from investment adviser	(25,860)
Waiver from distributor	(1,198)
Reimbursement from investment adviser	(113,141)

Net expenses	17,362

NET INVESTMENT INCOME (LOSS)	(3,982)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	17,846
Foreign currency transactions	(209)

Net realized gain (loss)	17,637

Change in unrealized appreciation (depreciation) on:
Investments	129,372
Foreign currency translations	21

Net change in unrealized appreciation (depreciation)	129,393

NET REALIZED AND UNREALIZED GAIN (LOSS)	147,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,048

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

November 12, 2014* to April 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,982)
Net realized gain (loss) on investments and foreign currency transactions	17,637
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	129,393

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	143,048

DIVIDENDS:
Dividends from net investment income
Class A	(5,222)
Class C**	(1,822)
Class I	(6,867)
Class R	(4,943)

TOTAL DIVIDENDS :	(18,854)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 85,761 shares ]	862,107
Capital shares issued in reinvestment of dividends [ 512 shares ]	5,222
Capital shares repurchased [ (3,000) shares]	(29,370)

Total Class A transactions	837,959

Class C**
Capital shares sold [ 25,000 shares]	250,000
Capital shares issued in reinvestment of dividends [ 179 shares]	1,822
Capital shares repurchased [ (1,000) shares]	(9,800)

Total Class C transactions	242,022

Class I
Capital shares sold [ 128,636 shares]	1,301,532
Capital shares issued in reinvestment of dividends [ 674 shares]	6,867
Capital shares repurchased [ (3,000) shares]	(29,400)

Total Class I transactions	1,278,999

Class R
Capital shares sold [ 75,489 shares]	754,900
Capital shares issued in reinvestment of dividends [ 485 shares]	4,943
Capital shares repurchased [ (3,000) shares ]	(29,370)

Total Class R transactions	730,473

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,089,453

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,213,647
Beginning of period	100,000

End of period (a)	$3,313,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(22,836)

* The Fund commenced operations on November 12, 2014. ** Class C shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

Class A	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.55

Total from investment operations	0.53

Less distributions:
Dividends from net investment income	(0.07)

Net asset value, end of period	$10.46

Total return (b)	5.31%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$902
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%
Before waivers and reimbursements (a)	10.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.34	)%(l)
Before waivers and reimbursements (a)	(9.93	)%(l)
Portfolio turnover rate (z)^	31%

Class C**	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54

Total from investment operations	0.54

Less distributions:
Dividends from net investment income	(0.07)

Net asset value, end of period	$10.47

Total return (b)	5.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$264
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%
Before waivers and reimbursements (a)	11.68%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.09	)%(l)
Before waivers and reimbursements (a)	(10.68	)%(l)
Portfolio turnover rate (z)^	31%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

Class I	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	—	#
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.54

Total from investment operations	0.54

Less distributions:
Dividends from net investment income	(0.07)

Net asset value, end of period	$10.47

Total return (b)	5.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,354
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%
Before waivers and reimbursements (a)	10.66%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.10	)%(l)
Before waivers and reimbursements (a)	(9.66	)%(l)
Portfolio turnover rate (z)^	31%

Class R	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.55

Total from investment operations	0.52

Less distributions:
Dividends from net investment income	(0.07)

Net asset value, end of period	$10.45

Total return (b)	5.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$794
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.60%
Before waivers and reimbursements (a)	11.19%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.59	)%(l)
Before waivers and reimbursements (a)	(10.18	)%(l)
Portfolio turnover rate (z)^	31%
#	Per share amount is less than $0.005.
*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

Sector Weightings as of April 30, 2015	% of Net Assets
Industrials	17.9%
Consumer Discretionary	15.6
Energy	14.1
Materials	9.3
Financials	9.0
Information Technology	8.7
Telecommunication Services	8.2
Health Care	6.6
Consumer Staples	5.1
Utilities	1.9
Cash and Other	3.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on November 12, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 11/1/14†	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Class A
Actual	$1,000.00	$1,011.00	$4.89
Hypothetical (5% average return before expenses)	1,000.00	1,019.59	5.26
Class C**
Actual	1,000.00	1,012.20	3.73
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class I
Actual	1,000.00	1,012.20	3.73
Hypothetical (5% average return before expenses)	1,000.00	1,020.83	4.01
Class R
Actual	1,000.00	1,009.90	6.05
Hypothetical (5% average return before expenses)	1,000.00	1,018.35	6.51

†  Commenced operations on November 12, 2014.

*   Expenses are equal to the Fund’s Class A, C, I and R shares annualized expense ratios of 1.05%, 0.80%, 0.80% and 1.30%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 169/365 for the actual example (to reflect the actual number of days in the period).

** Class C shares currently are not offered for sale.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bonds (96.4%)
Consumer Discretionary (15.6%)
Auto Components (1.2%)
Schaeffler Holding Finance B.V.
6.875%, 8/15/18 PIK§	$200,000	$208,760
ZF North America Capital, Inc.
4.500%, 4/29/22§	150,000	150,195

		358,955

Distributors (0.6%)
American Tire Distributors, Inc.
10.250%, 3/1/22§	161,000	169,452

Diversified Consumer Services (0.3%)
ServiceMaster Co. LLC
7.450%, 8/15/27	100,000	101,500

Hotels, Restaurants & Leisure (2.3%)
MGM Resorts International
11.375%, 3/1/18	235,000	280,825
Royal Caribbean Cruises Ltd.
5.250%, 11/15/22	90,000	95,850
7.500%, 10/15/27	80,000	93,550
Viking Cruises Ltd.
8.500%, 10/15/22§	195,000	216,938

		687,163

Household Durables (0.7%)
K Hovnanian Enterprises, Inc.
8.000%, 11/1/19§	105,000	102,638
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/1/24§	115,000	113,778

		216,416

Internet & Catalog Retail (1.1%)
SITEL LLC/Sitel Finance Corp.
11.500%, 4/1/18	365,000	328,500

Media (6.9%)
Altice S.A.
7.750%, 5/15/22§	200,000	202,000
AMC Entertainment, Inc.
9.750%, 12/1/20	195,000	212,062
Cablevision Systems Corp.
7.750%, 4/15/18	80,000	90,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21§	125,000	125,337
CSC Holdings LLC
5.250%, 6/1/24§	116,000	120,350
DISH DBS Corp.
5.875%, 11/15/24	145,000	142,825
Gray Television, Inc.
7.500%, 10/1/20	115,000	122,211
Igloo Holdings Corp.
8.250%, 12/15/17 PIK§	300,000	303,000
Interactive Data Corp.
5.875%, 4/15/19§	90,000	90,900
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
9.750%, 4/1/21	95,000	105,450

MHGE Parent LLC/MHGE Parent Finance, Inc.
8.500%, 8/1/19§	$281,000	$288,025
Nexstar Broadcasting, Inc.
6.875%, 11/15/20	85,000	90,313
6.125%, 2/15/22§	42,000	43,575
Sirius XM Radio, Inc.
5.375%, 4/15/25§	115,000	115,575

		2,051,623

Multiline Retail (0.9%)
99 Cents Only Stores LLC
11.000%, 12/15/19	150,000	156,750
Family Tree Escrow LLC
5.750%, 3/1/23§	96,000	100,685

		257,435

Specialty Retail (1.6%)
Hot Topic, Inc.
9.250%, 6/15/21§	110,000	119,625
New Academy Finance Co. LLC/New Academy Finance Corp.
8.000%, 6/15/18 PIK§	190,000	191,900
Party City Holdings, Inc.
8.875%, 8/1/20	42,000	45,517
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.750%, 8/15/19	135,000	137,700

		494,742

Total Consumer Discretionary		4,665,786

Consumer Staples (5.1%)
Beverages (0.9%)
Constellation Brands, Inc.
4.750%, 11/15/24	90,000	95,400
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	180,000	185,400

		280,800

Food & Staples Retailing (2.8%)
BI-LO LLC/BI-LO Finance Corp.
8.625%, 9/15/18 PIK§	171,000	153,045
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	240,000	247,200
Rite Aid Corp.
9.250%, 3/15/20	100,000	110,250
6.125%, 4/1/23§	100,000	103,630
Tops Holding Corp./Tops Markets LLC
8.875%, 12/15/17	90,000	93,825
U.S. Foods, Inc.
8.500%, 6/30/19	115,000	121,037

		828,987

Food Products (0.9%)
JBS Finance II Ltd.
8.250%, 1/29/18§	155,000	160,853
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§	85,000	90,100

		250,953

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Household Products (0.5%)
Sun Products Corp.
7.750%, 3/15/21§	$170,000	$150,127

Total Consumer Staples		1,510,867

Energy (14.1%)
Oil, Gas & Consumable Fuels (14.1%)
Antero Resources Corp.
5.625%, 6/1/23§	132,000	135,142
Artsonig Pty Ltd.
11.500%, 4/1/19 PIK§(b)	127,200	105,576
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.125%, 11/15/22§	100,000	104,812
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625%, 1/15/22	90,000	92,025
7.750%, 4/15/23§	107,000	109,675
Carrizo Oil & Gas, Inc.
8.625%, 10/15/18	85,000	88,655
7.500%, 9/15/20	90,000	94,932
6.250%, 4/15/23	111,000	112,809
Chaparral Energy, Inc.
9.875%, 10/1/20	115,000	99,187
Chesapeake Energy Corp.
5.750%, 3/15/23	60,000	58,650
Concho Resources, Inc.
7.000%, 1/15/21	120,000	126,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
6.125%, 3/1/22	150,000	153,375
6.250%, 4/1/23§	109,000	112,270
Endeavor Energy Resources LP / EER Finance, Inc.
8.125%, 9/15/23§	34,000	35,190
EP Energy LLC/Everest Acquisition Finance, Inc.
9.375%, 5/1/20	38,000	40,565
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	180,000	179,100
5.625%, 6/15/24	125,000	120,625
Halcon Resources Corp.
9.750%, 7/15/20	185,000	152,162
Linn Energy LLC/Linn Energy Finance Corp.
7.750%, 2/1/21	170,000	145,775
Magnum Hunter Resources Corp.
9.750%, 5/15/20	105,000	95,025
Oasis Petroleum, Inc.
6.875%, 3/15/22	135,000	137,700
Penn Virginia Corp.
8.500%, 5/1/20	210,000	205,275
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.
8.375%, 6/1/20	158,000	173,705
Rice Energy, Inc.
7.250%, 5/1/23§	65,000	67,438
Rose Rock Midstream LP/Rose Rock Finance Corp.
5.625%, 7/15/22	120,000	120,000

Sanchez Energy Corp.
7.750%, 6/15/21	$90,000	$94,050
Southern Star Central Corp.
5.125%, 7/15/22§	120,000	124,800
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21	95,000	99,750
5.500%, 8/15/22	120,000	114,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.875%, 2/1/21	155,000	162,363
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.250%, 10/15/22§	145,000	153,889
Ultra Petroleum Corp.
5.750%, 12/15/18§	48,000	45,120
6.125%, 10/1/24§	150,000	132,375
Western Refining Logistics LP/WNRL Finance Corp.
7.500%, 2/15/23§	131,000	136,240
Whiting Canadian Holding Co. ULC
8.125%, 12/1/19	170,000	180,200
Whiting Petroleum Corp.
5.750%, 3/15/21	90,000	91,521

Total Energy		4,201,176

Financials (9.0%)
Consumer Finance (1.1%)
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
4.500%, 5/15/21§	170,000	178,925
Speedy Cash Intermediate Holdings Corp.
10.750%, 5/15/18§	26,000	25,480
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	163,000	116,545

		320,950

Diversified Financial Services (5.4%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	375,000	228,750
Alphabet Holding Co., Inc.
7.750%, 11/1/17 PIK	175,000	174,562
DFC Finance Corp.
10.500%, 6/15/20§	209,000	168,245
James Hardie International Finance Ltd.
5.875%, 2/15/23§	200,000	209,000
Nielsen Finance LLC/Nielsen Finance Co.
5.000%, 4/15/22§	129,000	129,181
Opal Acquisition, Inc.
8.875%, 12/15/21§	155,000	156,550
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	155,000	109,856
Speedy Group Holdings Corp.
12.000%, 11/15/17§	230,000	208,725
Stearns Holdings, Inc.
9.375%, 8/15/20§	251,000	249,444

		1,634,313

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Insurance (1.5%)
American Equity Investment Life Holding Co.
6.625%, 7/15/21	$120,000	$128,400
Hub Holdings LLC/Hub Holdings Finance, Inc.
8.125%, 7/15/19 PIK§	118,000	117,859
HUB International Ltd.
7.875%, 10/1/21§	191,000	195,775

		442,034

Real Estate Management & Development (1.0%)
Crescent Resources LLC/Crescent Ventures, Inc.
10.250%, 8/15/17§	70,000	74,550
Greystar Real Estate Partners LLC
8.250%, 12/1/22§	100,000	105,250
Mattamy Group Corp.
6.500%, 11/15/20§	115,000	111,550

		291,350

Total Financials		2,688,647

Health Care (6.6%)
Health Care Equipment & Supplies (0.6%)
Immucor, Inc.
11.125%, 8/15/19	165,000	176,550

Health Care Providers & Services (2.2%)
Capella Healthcare, Inc.
9.250%, 7/1/17	50,000	51,625
CHS/Community Health Systems, Inc.
6.875%, 2/1/22	85,000	90,423
ExamWorks Group, Inc.
5.625%, 4/15/23	56,000	57,960
HCA Holdings, Inc.
7.750%, 5/15/21	90,000	95,850
HCA, Inc.
7.690%, 6/15/25	41,000	47,125
Omnicare, Inc.
5.000%, 12/1/24	90,000	99,225
Tenet Healthcare Corp.
8.125%, 4/1/22	80,000	87,400
United Surgical Partners International, Inc.
9.000%, 4/1/20	110,000	117,975

		647,583

Pharmaceuticals (3.8%)
Capsugel S.A.
7.000%, 5/15/19 PIK§	295,000	300,900
Concordia Healthcare Corp.
7.000%, 4/15/23§	63,000	63,945
JLL/Delta Dutch Pledgeco B.V.
8.750%, 5/1/20 PIK§	118,000	119,032
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	95,000	93,694
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20	170,000	181,900
Valeant Pharmaceuticals International, Inc.
7.500%, 7/15/21§	140,000	152,075
6.125%, 4/15/25§	234,000	241,605

		1,153,151

Total Health Care		1,977,284

Industrials (17.9%)
Aerospace & Defense (2.0%)
Bombardier, Inc.
6.125%, 1/15/23§	$80,000	$75,800
7.500%, 3/15/25§	157,000	155,430
DynCorp International, Inc.
10.375%, 7/1/17	315,000	270,112
TransDigm, Inc.
6.500%, 7/15/24	85,000	86,479

		587,821

Air Freight & Logistics (0.4%)
DH Services Luxembourg Sarl
7.750%, 12/15/20§	120,000	125,700

Building Products (1.1%)
Masonite International Corp.
5.625%, 3/15/23§	65,000	68,088
NCI Building Systems, Inc.
8.250%, 1/15/23§	50,000	53,000
Nortek, Inc.
8.500%, 4/15/21	180,000	194,400

		315,488

Commercial Services & Supplies (3.8%)
Acosta, Inc.
7.750%, 10/1/22§	100,000	102,250
Covanta Holding Corp.
5.875%, 3/1/24	80,000	82,800
Jaguar Holding Co. I
9.375%, 10/15/17 PIK§	295,000	302,375
Multi-Color Corp.
6.125%, 12/1/22§	69,000	71,760
Mustang Merger Corp.
8.500%, 8/15/21§	150,000	152,062
TransUnion Corp.
8.125%, 6/15/18	240,000	244,800
9.625%, 6/15/18 PIK	175,000	176,313

		1,132,360

Construction & Engineering (1.1%)
Michael Baker Holdings LLC/Micahel Baker Finance Corp.
8.875%, 4/15/19 PIK§	90,000	82,350
Michael Baker International LLC/CDL Acquisition Co., Inc.
8.250%, 10/15/18§	130,000	126,750
Tutor Perini Corp.
7.625%, 11/1/18	125,000	129,688

		338,788

Electrical Equipment (0.7%)
International Wire Group Holdings, Inc.
8.500%, 10/15/17§	215,000	223,600

Industrial Conglomerates (0.6%)
Sequa Corp.
7.000%, 12/15/17§	265,000	185,500

Machinery (2.2%)
BlueLine Rental Finance Corp.
7.000%, 2/1/19§	85,000	87,550

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Case New Holland Industrial, Inc.
7.875%, 12/1/17	$80,000	$88,400
Park-Ohio Industries, Inc.
8.125%, 4/1/21	110,000	117,425
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.
8.875%, 8/1/20§	115,000	121,037
Vander Intermediate Holding II Corp.
9.750%, 2/1/19 PIK§	100,000	101,250
Waterjet Holdings, Inc.
7.625%, 2/1/20§	145,000	152,975

		668,637

Road & Rail (1.3%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	175,000	182,437
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	190,000	192,622

		375,059

Trading Companies & Distributors (3.9%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	195,000	210,405
7.375%, 5/15/23§	83,000	83,000
HD Supply, Inc.
11.500%, 7/15/20	236,000	275,530
Interline Brands, Inc.
10.000%, 11/15/18 PIK	156,000	163,995
International Lease Finance Corp.
8.625%, 1/15/22	170,000	216,546
Intrepid Aviation Group Holdings LLC/Intrepid Finance Co.
6.875%, 2/15/19§	130,000	123,175
Jurassic Holdings III, Inc.
6.875%, 2/15/21§	65,000	55,575
Optimas OE Solutions Holding LLC/Optimas OE Solutions, Inc.
8.625%, 6/1/21§	40,000	40,800

		1,169,026

Transportation Infrastructure (0.8%)
Aguila 3 S.A.
7.875%, 1/31/18§	245,000	243,775

Total Industrials		5,365,754

Information Technology (8.7%)
Communications Equipment (0.4%)
Aegis Merger Sub, Inc.
10.250%, 2/15/23§	116,000	117,160

Electronic Equipment, Instruments & Components (0.9%)
Brightstar Corp.
7.250%, 8/1/18§	100,000	106,625
CPI International, Inc.
8.750%, 2/15/18	165,000	170,164

		276,789

Internet Software & Services (1.5%)
Equinix, Inc.
5.750%, 1/1/25	120,000	126,300
j2 Global, Inc.
8.000%, 8/1/20	70,000	75,600
Pacnet Ltd.
9.000%, 12/12/18§	205,000	233,188

		435,088

IT Services (0.5%)
Alliance Data Systems Corp.
5.375%, 8/1/22§	$146,000	$147,460

Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc.
6.750%, 3/1/19	190,000	165,775

Software (4.5%)
Audatex North America, Inc.
6.000%, 6/15/21§	85,000	88,383
BCP Singapore VI Cayman Financing Co., Ltd.
8.000%, 4/15/21§	175,000	173,250
BMC Software Finance, Inc.
8.125%, 7/15/21§	115,000	105,225
Boxer Parent Co., Inc.
9.000%, 10/15/19 PIK§	325,000	267,312
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125%, 5/1/21 PIK§	34,000	34,340
Infor U.S., Inc.
11.500%, 7/15/18	65,000	70,037
6.500%, 5/15/22§	159,000	163,373
Sophia Holding Finance LP/Sophia Holding Finance, Inc.
9.625%, 12/1/18 PIK§	205,000	208,075
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	230,000	246,100

		1,356,095

Technology Hardware, Storage & Peripherals (0.3%)
NCR Corp.
6.375%, 12/15/23	85,000	89,463

Total Information Technology		2,587,830

Materials (9.3%)
Chemicals (2.5%)
Eco Services Operations LLC/Eco Finance Corp.
8.500%, 11/1/22§	105,000	106,969
Ineos Finance plc
7.500%, 5/1/20§	170,000	179,562
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	156,000	140,010
Rayonier AM Products, Inc.
5.500%, 6/1/24§	227,000	198,058
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	145,000	144,275

		768,874

Commercial Services & Supplies (0.5%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	140,000	142,100

Construction Materials (0.4%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	108,000	117,990

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Principal Amount	Value (Note 1)

Containers & Packaging (1.4%)
BWAY Holding Co.
9.125%, 8/15/21§	$260,000	$266,500
Coveris Holding Corp.
10.000%, 6/1/18§	150,000	158,250

		424,750

Metals & Mining (4.5%)
ArcelorMittal S.A.
7.000%, 2/25/22	140,000	152,250
7.750%, 10/15/39	170,000	175,525
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	165,000	157,789
FMG Resources (August 2006) Pty Ltd.
8.250%, 11/1/19§	190,000	166,250
Global Brass & Copper, Inc.
9.500%, 6/1/19	195,000	212,306
HudBay Minerals, Inc.
9.500%, 10/1/20	145,000	151,888
Prince Mineral Holding Corp.
11.500%, 12/15/19§	190,000	182,638
WireCo WorldGroup, Inc.
9.500%, 5/15/17	160,000	140,608

		1,339,254

Total Materials		2,792,968

Telecommunication Services (8.2%)
Diversified Telecommunication Services (4.1%)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.875%, 5/1/27§	235,000	231,475
Intelsat Jackson Holdings S.A.
7.250%, 10/15/20	160,000	164,624
Intelsat Luxembourg S.A.
8.125%, 6/1/23	276,000	252,623
Level 3 Financing, Inc.
5.625%, 2/1/23§	116,000	118,900
Sprint Capital Corp.
8.750%, 3/15/32	256,000	262,707
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	200,000	203,500

		1,233,829

Wireless Telecommunication Services (4.1%)
Altice Financing S.A.
6.625%, 2/15/23§	200,000	206,500
Digicel Group Ltd.
8.250%, 9/30/20§	215,000	219,837
Digicel Ltd.
6.750%, 3/1/23§	200,000	196,000
Sprint Corp.
7.125%, 6/15/24	315,000	302,810
T-Mobile USA, Inc.
6.500%, 1/15/24	165,000	172,227
6.375%, 3/1/25	105,000	107,835

		1,205,209

Total Telecommunication Services		2,439,038

Utilities (1.9%)
Independent Power and Renewable Electricity Producers (1.9%)
AES Corp.
8.000%, 10/15/17	$100,000	$114,500
5.500%, 4/15/25	100,000	98,750
Dynegy, Inc.
7.625%, 11/1/24§	200,000	215,000
PPL Energy Supply LLC 4.600%, 12/15/21	160,000	149,200

Total Utilities		577,450

Total Corporate Bonds		28,806,800

Total Investments (96.4%) (Cost $29,223,900)		28,806,800
Other Assets Less Liabilities (3.6%)		1,083,868

Net Assets (100%)		$29,890,668

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2015, the market value of these securities amounted to $16,582,217 or 55.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security. At April 30, 2015, the market value of these securities amounted to $105,576 or 0.35% of net assets.

Glossary:

PIK	— Payment-in Kind Security

Country Diversification As a Percentage of Total Net Assets
Australia	1.9%
Bermuda	2.9
Canada	5.3
Cayman Islands	1.1
Ireland	1.3
Liberia	0.7
Luxembourg	6.1
Netherlands	1.1
United Kingdom	0.6
United States	75.4
Cash and Other	3.6

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,665,786	$—	$4,665,786
Consumer Staples	—	1,510,867	—	1,510,867
Energy	—	4,201,176	—	4,201,176
Financials	—	2,688,647	—	2,688,647
Health Care	—	1,977,284	—	1,977,284
Industrials	—	5,365,754	—	5,365,754
Information Technology	—	2,587,830	—	2,587,830
Materials	—	2,792,968	—	2,792,968
Telecommunication Services	—	2,439,038	—	2,439,038
Utilities	—	577,450	—	577,450

Total Assets	$—	$28,806,800	$—	$28,806,800

Total Liabilities	$—	$—	$—	$—

Total	$—	$28,806,800	$—	$28,806,800

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015.

The Fund held no derivatives contracts during the period ended April 30, 2015.

Investment security transactions for the period ended April 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$36,092,492
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,717,482

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$284,687
Aggregate gross unrealized depreciation	(701,787)

Net unrealized depreciation	$(417,100)

Federal income tax cost of investments	$29,223,900

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $29,223,900)	$28,806,800
Cash	834,209
Dividends, interest and other receivables	565,902
Receivable for securities sold	125,662
Deferred offering cost	73,743
Receivable from investment adviser	19,835
Other assets	366

Total assets	30,426,517

LIABILITIES
Payable for securities purchased	331,810
Dividends payable	153,970
Transfer agent fees payable	4,868
Distribution fees payable – Class R	3,684
Distribution fees payable – Class A	1,844
Accrued expenses	39,673

Total liabilities	535,849

NET ASSETS	$29,890,668

Net assets were comprised of:
Paid in capital	$30,426,984
Accumulated undistributed net investment income (loss)	677
Accumulated undistributed net realized gain (loss) on investments	(119,893)
Net unrealized appreciation (depreciation) on investments	(417,100)

Net assets	$29,890,668

Class A
Net asset value and redemption price per share, $8,962,713 / 912,596 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price per share	$10.28

Class C**
Net asset value and redemption price per share, $2,987,489 / 304,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82
Maximum sales charge (1.00% of offering price)	0.10

Maximum offering price per share	$9.92

Class I
Net asset value and redemption price per share, $8,987,832 / 915,159 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

Class R
Net asset value and redemption price per share, $8,952,634 / 911,584 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.82

*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2015* (Unaudited)

INVESTMENT INCOME
Interest	$1,006,957

EXPENSES
Professional fees	89,873
Investment advisory fees	82,267
Offering costs	63,583
Administrative fees	34,457
Distribution fees – Class R	20,542
Printing and mailing expenses	16,159
Distribution fees – Class C	13,708
Custodian fees	12,927
Distribution fees – Class A	10,282
Transfer agent fees	8,455
Trustees’ fees	6,110
Registration and filing fees	787
Organizational costs	544
Miscellaneous	7,721

Gross expenses	367,415
Less: Waiver from investment adviser	(116,724)
Waiver from distributor	(13,708)
Reimbursement from investment adviser	(96,480)

Net expenses	140,503

NET INVESTMENT INCOME (LOSS)	866,454

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(119,893)
Net change in unrealized appreciation (depreciation) on investments	(417,100)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(536,993)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$329,461

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

November 12, 2014* to April 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$866,454
Net realized gain (loss) on investments	(119,893)
Net change in unrealized appreciation (depreciation) on investments	(417,100)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	329,461

DIVIDENDS:
Dividends from net investment income
Class A	(258,578)
Class C**	(89,630)
Class I	(269,404)
Class R	(248,165)

TOTAL DIVIDENDS:	(865,777)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 900,501 shares]	9,005,000
Capital shares issued in reinvestment of dividends [ 12,100 shares]	117,114
Capital shares repurchased [ (3,005) shares]	(28,551)

Total Class A transactions	9,093,563

Class C**
Capital shares sold [ 300,000 shares]	3,000,000
Capital shares issued in reinvestment of dividends [ 4,194 shares]	40,595
Capital shares repurchased [ (1,002) shares]	(9,518)

Total Class C transactions	3,031,077

Class I
Capital shares sold [ 902,531 shares]	9,024,994
Capital shares issued in reinvestment of dividends [ 12,634 shares]	122,297
Capital shares repurchased [ (3,006) shares]	(28,555)

Total Class I transactions	9,118,736

Class R
Capital shares sold [ 900,000 shares]	9,000,000
Capital shares issued in reinvestment of dividends [ 11,589 shares]	112,156
Capital shares repurchased [ (3,005) shares]	(28,548)

Total Class R transactions	9,083,608

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,326,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,790,668
Beginning of period	100,000

End of period (a)	$29,890,668

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$677

* The Fund commenced operations on November 12, 2014.
** Class C shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

Class A	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.30
Net realized and unrealized gain (loss) on investments	(0.20)

Total from investment operations	0.10

Less distributions:
Dividends from net investment income	(0.28)

Net asset value, end of period	$9.82

Total return (b)	1.10%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,963
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.05%
Before waivers and reimbursements (a)	2.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	6.29	%(l)
Before waivers and reimbursements (a)	4.83	%(l)
Portfolio turnover rate (z)^	24%

Class C**	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32
Net realized and unrealized gain (loss) on investments	(0.20)

Total from investment operations	0.12

Less distributions:
Dividends from net investment income	(0.30)

Net asset value, end of period	$9.82

Total return (b)	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,987
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%
Before waivers and reimbursements (a)	3.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	6.54	%(l)
Before waivers and reimbursements (a)	4.08	%(l)
Portfolio turnover rate (z)^	24%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

Class I	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.32
Net realized and unrealized gain (loss) on investments	(0.20)

Total from investment operations	0.12

Less distributions:
Dividends from net investment income	(0.30)

Net asset value, end of period	$9.82

Total return (b)	1.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,988
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.80%
Before waivers and reimbursements (a)	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	6.54	%(l)
Before waivers and reimbursements (a)	5.08	%(l)
Portfolio turnover rate (z)^	24%

Class R	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.29
Net realized and unrealized gain (loss) on investments	(0.20)

Total from investment operations	0.09

Less distributions:
Dividends from net investment income	(0.27)

Net asset value, end of period	$9.82

Total return (b)	0.99%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,953
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%
Before waivers and reimbursements (a)	2.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	6.04	%(l)
Before waivers and reimbursements (a)	4.58	%(l)
Portfolio turnover rate (z)^	24%
*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2015	% of Net Assets
Consumer Staples	18.4%
Financials	15.7
Health Care	14.0
Industrials	13.7
Consumer Discretionary	12.3
Information Technology	8.7
Utilities	5.8
Materials	4.5
Energy	2.7
Telecommunication Services	2.6
Cash and Other	1.6

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class C and Class R shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2015 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Please note that while the Fund commenced operations on November 12, 2014, the ‘Hypothetical Expenses Paid during the Period’ reflect projected activity for the full six months for the purpose of comparability.

EXAMPLE

	Beginning Account Value 11/1/14†	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 - 4/30/15
Class A
Actual	$1,000.00	$1,030.10	$6.35
Hypothetical (5% average return before expenses)	1,000.00	1,018.10	6.76
Class C**
Actual	1,000.00	1,031.40	5.17
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	1,031.40	5.17
Hypothetical (5% average return before expenses)	1,000.00	1,019.34	5.51
Class R
Actual	1,000.00	1,028.70	7.51
Hypothetical (5% average return before expenses)	1,000.00	1,016.86	8.00

†  Commenced operations on November 12, 2014.

*   Expenses are equal to the Fund’s Class A, C, I and R shares annualized expense ratios of 1.35%, 1.10%, 1.10% and 1.60%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 for the hypothetical example (to reflect the one-half year period), and multiplied by 169/365 for the actual example (to reflect the actual number of days in the period).

** Class C shares currently are not offered for sale.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (12.3%)
Auto Components (0.9%)
BorgWarner, Inc.	200	$11,840
Bridgestone Corp.	600	25,071
Continental AG*	70	16,538
Delphi Automotive plc	200	16,600
Denso Corp.	300	14,883
Magna International, Inc.	200	10,079
Sumitomo Electric Industries Ltd.	200	2,825

		97,836

Automobiles (1.4%)
Bayerische Motoren Werke (BMW) AG	200	23,787
Daimler AG (Registered)	200	19,335
Ford Motor Co.	1,800	28,440
Fuji Heavy Industries Ltd.	400	13,339
Harley-Davidson, Inc.	200	11,242
Isuzu Motors Ltd.	1,000	13,249
Suzuki Motor Corp.	200	6,463
Toyota Motor Corp.	300	20,840
Yamaha Motor Co., Ltd.	200	4,697

		141,392

Distributors (0.2%)
Genuine Parts Co.	200	17,970

Hotels, Restaurants & Leisure (2.3%)
Compass Group plc	2,000	35,454
Las Vegas Sands Corp.	300	15,864
McDonald’s Corp.	800	77,240
Sands China Ltd.	1,200	4,908
Sodexo S.A.	100	10,133
Starbucks Corp.	800	39,664
Tatts Group Ltd.	2,200	7,013
Whitbread plc	200	16,107
Yum! Brands, Inc.	400	34,384

		240,767

Household Durables (0.1%)
Persimmon plc*	300	7,811

Internet & Catalog Retail (0.1%)
Rakuten, Inc.	300	5,236

Leisure Products (0.1%)
Shimano, Inc.	100	14,225

Media (1.8%)
DIRECTV*	200	18,141
DISH Network Corp., Class A*	200	13,532
Omnicom Group, Inc.	200	15,152
ProSiebenSat.1 Media AG (Registered)	200	10,292
Publicis Groupe S.A.	200	16,728
SES S.A.	400	13,995
Shaw Communications, Inc., Class B	400	9,144
Singapore Press Holdings Ltd.	2,000	6,326
Sky plc	600	9,903
Thomson Reuters Corp.	400	16,434
Viacom, Inc., Class B	200	13,890
Walt Disney Co.	200	21,744
WPP plc	800	18,681

		183,962

Multiline Retail (0.5%)
Dollar General Corp.	100	$7,271
Dollar Tree, Inc.*	200	15,282
Macy’s, Inc.	200	12,926
Next plc	160	18,023

		53,502

Specialty Retail (3.3%)
AutoZone, Inc.*	100	67,266
Bed Bath & Beyond, Inc.*	200	14,092
Hennes & Mauritz AB, Class B	500	19,867
Home Depot, Inc.	600	64,188
Inditex S.A.	1,000	32,048
L Brands, Inc.	200	17,872
Lowe’s Cos., Inc.	200	13,772
Nitori Holdings Co., Ltd.	100	7,655
O’Reilly Automotive, Inc.*	100	21,783
Ross Stores, Inc.	200	19,776
TJX Cos., Inc.	800	51,632
Tractor Supply Co.	100	8,606
USS Co., Ltd.	400	7,016

		345,573

Textiles, Apparel & Luxury Goods (1.6%)
Burberry Group plc	400	10,686
Cie Financiere Richemont S.A. (Registered)	200	17,855
Coach, Inc.	200	7,642
Hanesbrands, Inc.	300	9,324
Hermes International	2	755
Luxottica Group S.p.A.	300	19,789
LVMH Moet Hennessy Louis Vuitton SE	80	13,988
Michael Kors Holdings Ltd.*	100	6,186
NIKE, Inc., Class B	400	39,536
Swatch Group AG	30	13,463
VF Corp.	300	21,729

		160,953

Total Consumer Discretionary		1,269,227

Consumer Staples (18.4%)
Beverages (4.3%)
Anheuser-Busch InBev N.V.	400	48,596
Asahi Group Holdings Ltd.	600	19,244
Brown-Forman Corp., Class B	200	18,046
Coca-Cola Amatil Ltd.	300	2,432
Coca-Cola Co.	2,100	85,176
Diageo plc	1,800	49,995
Dr. Pepper Snapple Group, Inc.	200	14,916
Heineken N.V.	200	15,685
Kirin Holdings Co., Ltd.	1,000	13,212
Molson Coors Brewing Co., Class B	200	14,702
Monster Beverage Corp.*	100	13,711
PepsiCo, Inc.	900	85,608
Pernod-Ricard S.A.	200	24,825
SABMiller plc	600	31,790

		437,938

Food & Staples Retailing (2.9%)
Aeon Co., Ltd.	300	3,725
Alimentation Couche-Tard, Inc., Class B	300	11,483

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Costco Wholesale Corp.	500	$71,525
CVS Health Corp.	200	19,858
Kroger Co.	400	27,564
Lawson, Inc.	100	7,158
Seven & i Holdings Co., Ltd.	700	30,143
Sysco Corp.	900	33,327
Wal-Mart Stores, Inc.	900	70,245
Wesfarmers Ltd.	400	13,802
Woolworths Ltd.	600	13,932

		302,762

Food Products (4.4%)
Associated British Foods plc	200	8,758
ConAgra Foods, Inc.	300	10,845
General Mills, Inc.	900	49,806
Hershey Co.	200	18,384
Hormel Foods Corp.	200	10,870
J.M. Smucker Co.	100	11,592
Kellogg Co.	400	25,332
Kerry Group plc, Class A	300	22,010
Kraft Foods Group, Inc.	200	16,950
McCormick & Co., Inc. (Non-Voting)	200	15,060
Mead Johnson Nutrition Co.	200	19,184
Mondelez International, Inc., Class A	1,800	69,066
Nestle S.A. (Registered)	1,000	77,980
Unilever N.V. (CVA)	1,200	52,231
Unilever plc	1,000	43,907

		451,975

Household Products (3.3%)
Church & Dwight Co., Inc.	200	16,234
Clorox Co.	200	21,220
Colgate-Palmolive Co.	900	60,552
Henkel AG & Co. KGaA (Preference)(q)	300	35,068
Kimberly-Clark Corp.	500	54,845
Procter & Gamble Co.	1,200	95,412
Reckitt Benckiser Group plc	600	53,577
Unicharm Corp.	300	7,525

		344,433

Personal Products (1.0%)
Beiersdorf AG	100	8,741
Estee Lauder Cos., Inc., Class A	200	16,258
Kao Corp.	600	28,645
L’Oreal S.A.*	270	51,508

		105,152

Tobacco (2.5%)
Altria Group, Inc.	1,500	75,075
British American Tobacco plc	900	49,502
Japan Tobacco, Inc.	600	20,994
Lorillard, Inc.	300	20,958
Philip Morris International, Inc.	700	58,429
Reynolds American, Inc.	500	36,650

		261,608

Total Consumer Staples		1,903,868

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Chevron Corp.	300	$33,318
Exxon Mobil Corp.	1,000	87,370
Imperial Oil Ltd.	200	8,815
Royal Dutch Shell plc, Class A	1,600	50,759
Spectra Energy Corp.	800	29,800
Statoil ASA	900	19,059
TransCanada Corp.	900	41,774
Woodside Petroleum Ltd.	100	2,760

Total Energy		273,655

Financials (15.7%)
Banks (6.7%)
Australia & New Zealand Banking Group Ltd.	600	16,086
Bank of Montreal	800	52,264
Bank of Nova Scotia	1,200	66,172
Bank of Yokohama Ltd.	2,000	12,716
Canadian Imperial Bank of Commerce	500	40,149
Commonwealth Bank of Australia	300	21,029
DBS Group Holdings Ltd.	1,000	15,895
Fukuoka Financial Group, Inc.	1,000	5,738
Hang Seng Bank Ltd.	900	17,551
HSBC Holdings plc	4,000	39,677
M&T Bank Corp.	100	11,967
Mitsubishi UFJ Financial Group, Inc.	2,800	19,756
Mizuho Financial Group, Inc.	5,100	9,732
National Bank of Canada	500	20,203
Oversea-Chinese Banking Corp., Ltd.	2,000	16,107
PNC Financial Services Group, Inc.	200	18,346
Resona Holdings, Inc.	1,300	6,916
Royal Bank of Canada	1,000	66,399
Shizuoka Bank Ltd.	1,000	11,014
Sumitomo Mitsui Financial Group, Inc.	400	17,443
Svenska Handelsbanken AB, Class A	400	18,400
Swedbank AB, Class A	800	18,588
Toronto-Dominion Bank	1,600	73,867
U.S. Bancorp/Minnesota	1,200	51,444
United Overseas Bank Ltd.	1,000	18,460
Wells Fargo & Co.	500	27,550

		693,469

Capital Markets (0.5%)
Franklin Resources, Inc.	300	15,468
Northern Trust Corp.	100	7,315
T. Rowe Price Group, Inc.	200	16,236
UBS Group AG*	800	16,118

		55,137

Consumer Finance (0.6%)
American Express Co.	500	38,725
Discover Financial Services	400	23,188

		61,913

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Diversified Financial Services (1.4%)
Berkshire Hathaway, Inc., Class B*	500	$70,605
Deutsche Boerse AG	200	16,674
Hong Kong Exchanges and Clearing Ltd.	400	15,258
McGraw Hill Financial, Inc.	200	20,860
Moody’s Corp.	100	10,752
Singapore Exchange Ltd.	1,000	6,426

		140,575

Insurance (4.2%)
AIA Group Ltd.	3,400	22,696
Allstate Corp.	400	27,864
Aon plc	200	19,246
Arch Capital Group Ltd.*	100	6,068
Chubb Corp.	400	39,340
Cincinnati Financial Corp.	200	10,128
Hannover Rueck SE	100	10,219
Insurance Australia Group Ltd.	2,200	10,073
Intact Financial Corp.	200	15,405
Legal & General Group plc	4,000	15,910
Marsh & McLennan Cos., Inc.	800	44,928
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	210	41,211
Progressive Corp.	800	21,328
Prudential plc	1,200	29,946
Sampo Oyj, Class A	600	29,122
Suncorp Group Ltd.	300	3,104
Swiss Reinsurance AG*	200	17,779
T&D Holdings, Inc.	400	5,736
Tokio Marine Holdings, Inc.	300	12,231
Travelers Cos., Inc.	400	40,444
Zurich Insurance Group AG*	50	15,486

		438,264

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	300	28,359
British Land Co. plc (REIT)	700	8,924
Dexus Property Group (REIT)	1,200	6,981
GPT Group (REIT)	2,100	7,403
Mirvac Group (REIT)	4,800	7,605
Novion Property Group (REIT)	3,400	6,608
Public Storage (REIT)	100	18,791
Simon Property Group, Inc. (REIT)	300	54,447
Unibail-Rodamco SE (REIT)	50	13,733
Westfield Corp. (REIT)	1,000	7,440

		160,291

Real Estate Management & Development (0.7%)
Brookfield Asset Management, Inc., Class A	700	37,695
Daito Trust Construction Co., Ltd.	100	11,616
Daiwa House Industry Co., Ltd.	1,000	22,262
Lend Lease Group	300	3,787

		75,360

Total Financials		1,625,009

Health Care (14.0%)
Biotechnology (2.0%)
Actelion Ltd. (Registered)*	100	13,241
Alexion Pharmaceuticals, Inc.*	100	16,923
Amgen, Inc.	300	47,373

Biogen, Inc.*	100	$37,393
Celgene Corp.*	300	32,418
CSL Ltd.	200	14,357
Gilead Sciences, Inc.*	400	40,204

		201,909

Health Care Equipment & Supplies (2.5%)
Baxter International, Inc.	400	27,496
Becton, Dickinson and Co.	300	42,261
C.R. Bard, Inc.	100	16,658
Coloplast A/S, Class B	200	16,332
Edwards Lifesciences Corp.*	100	12,665
Essilor International S.A.	300	36,446
Medtronic plc	700	52,115
St. Jude Medical, Inc.	200	14,010
Stryker Corp.	200	18,448
Sysmex Corp.	100	5,525
Zimmer Holdings, Inc.	100	10,984

		252,940

Health Care Providers & Services (2.0%)
Cardinal Health, Inc.	400	33,736
Cigna Corp.	100	12,464
Fresenius SE & Co. KGaA	600	35,818
Henry Schein, Inc.*	100	13,710
Laboratory Corp. of America Holdings*	100	11,956
McKesson Corp.	200	44,680
Ramsay Health Care Ltd.	100	4,926
Sonic Healthcare Ltd.	300	4,704
UnitedHealth Group, Inc.	400	44,560

		206,554

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.	100	12,568

Pharmaceuticals (7.4%)
AbbVie, Inc.	500	32,330
Astellas Pharma, Inc.	100	1,557
AstraZeneca plc	300	20,674
Bayer AG (Registered)*	360	52,444
Bristol-Myers Squibb Co.	500	31,865
Daiichi Sankyo Co., Ltd.	700	12,183
Eli Lilly & Co.	1,000	71,870
GlaxoSmithKline plc	2,400	55,524
Johnson & Johnson	1,000	99,200
Merck & Co., Inc.	1,100	65,516
Novartis AG (Registered)	600	61,991
Novo Nordisk A/S, Class B	800	44,812
Otsuka Holdings Co., Ltd.	400	12,605
Pfizer, Inc.	3,000	101,790
Roche Holding AG	200	57,608
Sanofi S.A.	200	20,340
Shire plc	300	24,407

		766,716

Total Health Care		1,440,687

Industrials (13.7%)
Aerospace & Defense (3.2%)
Airbus Group N.V.	400	27,777
BAE Systems plc	2,000	15,569
Boeing Co.	300	43,002
General Dynamics Corp.	100	13,732

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Honeywell International, Inc.	400	$40,368
Lockheed Martin Corp.	300	55,980
Northrop Grumman Corp.	200	30,808
Raytheon Co.	300	31,200
Rockwell Collins, Inc.	100	9,733
Safran S.A.	200	14,598
Singapore Technologies Engineering Ltd.	2,000	5,462
United Technologies Corp.	400	45,500

		333,729

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	800	26,541
United Parcel Service, Inc., Class B	600	60,318
Yamato Holdings Co., Ltd.	100	2,230

		89,089

Building Products (0.5%)
Assa Abloy AB, Class B	400	23,123
Daikin Industries Ltd.	200	13,464
Geberit AG (Registered)	50	17,814

		54,401

Commercial Services & Supplies (0.9%)
Brambles Ltd.	1,000	8,543
Cintas Corp.	100	7,995
Republic Services, Inc.	300	12,189
Secom Co., Ltd.	300	21,209
Stericycle, Inc.*	100	13,343
Waste Management, Inc.	600	29,718

		92,997

Electrical Equipment (0.8%)
Emerson Electric Co.	500	29,415
Legrand S.A.	300	17,332
Mitsubishi Electric Corp.	1,000	12,960
Rockwell Automation, Inc.	100	11,860
Schneider Electric SE	200	14,914

		86,481

Industrial Conglomerates (1.3%)
3M Co.	300	46,917
Danaher Corp.	200	16,376
Hutchison Whampoa Ltd.	1,000	14,753
Roper Technologies, Inc.	100	16,817
Siemens AG (Registered)	300	32,837
Smiths Group plc	400	7,008

		134,708

Machinery (1.4%)
Atlas Copco AB, Class A	700	21,848
Cummins, Inc.	100	13,826
Deere & Co.	200	18,104
FANUC Corp.	100	21,872
Komatsu Ltd.	300	6,025
Kone Oyj, Class B	300	12,931
Kubota Corp.	1,000	15,516
Makita Corp.	100	5,009
SMC Corp.	100	30,096

		145,227

Professional Services (0.8%)
Adecco S.A. (Registered)*	200	$16,397
Capita plc	500	8,751
Equifax, Inc.	100	9,693
Experian plc	1,000	17,879
SGS S.A. (Registered)	7	13,622
Verisk Analytics, Inc., Class A*	200	15,008

		81,350

Road & Rail (2.6%)
Aurizon Holdings Ltd.	3,000	11,478
Canadian National Railway Co.	900	58,110
Canadian Pacific Railway Ltd.	100	19,066
Central Japan Railway Co.	100	17,742
ComfortDelGro Corp., Ltd.	3,000	6,955
East Japan Railway Co.	300	26,486
Hankyu Hanshin Holdings, Inc.	1,000	6,033
Keio Corp.	1,000	7,708
MTR Corp., Ltd.	2,500	12,306
Nagoya Railroad Co., Ltd.	1,000	3,950
Odakyu Electric Railway Co., Ltd.	1,000	10,047
Tobu Railway Co., Ltd.	2,000	9,523
Union Pacific Corp.	600	63,738
West Japan Railway Co.	300	16,612

		269,754

Trading Companies & Distributors (1.2%)
Brenntag AG	200	12,080
Bunzl plc	600	16,902
Fastenal Co.	200	8,524
ITOCHU Corp.	1,800	22,174
Marubeni Corp.	2,000	12,408
Mitsubishi Corp.	100	2,162
Mitsui & Co., Ltd.	100	1,400
Toyota Tsusho Corp.	200	5,140
W.W. Grainger, Inc.	100	24,843
Wolseley plc	200	11,860

		117,493

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	700	12,903

Total Industrials		1,418,132

Information Technology (8.7%)
Communications Equipment (0.8%)
Cisco Systems, Inc.	1,300	37,479
Motorola Solutions, Inc.	200	11,950
QUALCOMM, Inc.	500	34,000

		83,429

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	300	16,611
Hoya Corp.	400	15,438
Omron Corp.	200	9,181

		41,230

Internet Software & Services (0.2%)
Google, Inc., Class A*	30	16,463
Yahoo! Japan Corp.	1,300	5,323

		21,786

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

IT Services (3.2%)
Accenture plc, Class A	400	$37,060
Amadeus IT Holding S.A., Class A	400	18,260
Automatic Data Processing, Inc.	600	50,724
Cognizant Technology Solutions Corp., Class A*	400	23,416
Fidelity National Information Services, Inc.	200	12,498
Fiserv, Inc.*	300	23,280
International Business Machines Corp.	400	68,516
MasterCard, Inc., Class A	500	45,105
Paychex, Inc.	500	24,195
Visa, Inc., Class A	400	26,420

		329,474

Semiconductors & Semiconductor Equipment (1.1%)
Analog Devices, Inc.	200	12,368
ARM Holdings plc	1,200	20,398
ASML Holding N.V.	200	21,475
Avago Technologies Ltd.	200	23,376
Linear Technology Corp.	200	9,226
Skyworks Solutions, Inc.	100	9,225
Texas Instruments, Inc.	400	21,684

		117,752

Software (2.1%)
Dassault Systemes S.A.	200	15,421
Intuit, Inc.	400	40,132
Microsoft Corp.	1,400	68,096
Oracle Corp.	1,000	43,620
SAP SE	600	45,775

		213,044

Technology Hardware, Storage & Peripherals (0.9%)
Apple, Inc.	500	62,575
Canon, Inc.	200	7,137
EMC Corp.	300	8,073
Western Digital Corp.	100	9,774

		87,559

Total Information Technology		894,274

Materials (4.5%)
Chemicals (4.2%)
Air Liquide S.A.	300	39,278
Asahi Kasei Corp.	2,000	18,773
BASF SE	100	10,032
E.I. du Pont de Nemours & Co.	500	36,600
Ecolab, Inc.	300	33,594
Givaudan S.A. (Registered)*	9	16,951
International Flavors & Fragrances, Inc.	100	11,475
Johnson Matthey plc	200	10,250
Linde AG	140	27,436
LyondellBasell Industries N.V., Class A	200	20,704
Monsanto Co.	300	34,188
Novozymes A/S, Class B	400	18,455
Potash Corp. of Saskatchewan, Inc.	300	9,797
PPG Industries, Inc.	100	22,156
Praxair, Inc.	400	48,772

Sherwin-Williams Co.	100	$27,800
Shin-Etsu Chemical Co., Ltd.	200	12,242
Symrise AG	200	12,221
Syngenta AG (Registered)	50	16,808
Toray Industries, Inc.	1,000	8,655

		436,187

Containers & Packaging (0.3%)
Amcor Ltd.	1,500	15,962
Ball Corp.	200	14,682

		30,644

Total Materials		466,831

Telecommunication Services (2.6%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	1,300	45,032
BCE, Inc.	400	17,635
BT Group plc	4,000	27,949
Nippon Telegraph & Telephone Corp.	300	20,220
Singapore Telecommunications Ltd.	7,000	23,390
Swisscom AG (Registered)	30	17,901
Telenor ASA	900	20,318
TeliaSonera AB	3,000	18,658
Telstra Corp., Ltd.	3,400	16,719

		207,822

Wireless Telecommunication Services (0.6%)
KDDI Corp.	600	14,178
NTT DOCOMO, Inc.	1,400	24,878
Rogers Communications, Inc., Class B	400	14,289
SoftBank Corp.	100	6,250

		59,595

Total Telecommunication Services		267,417

Utilities (5.8%)
Electric Utilities (2.8%)
American Electric Power Co., Inc.	400	22,748
CLP Holdings Ltd.	2,000	17,520
Duke Energy Corp.	400	31,028
Eversource Energy	300	14,628
NextEra Energy, Inc.	500	50,465
Power Assets Holdings Ltd.	500	5,051
PPL Corp.	700	23,821
Southern Co.	1,200	53,160
SSE plc	1,200	28,425
Terna Rete Elettrica Nazionale S.p.A.	3,000	14,120
Xcel Energy, Inc.	700	23,737

		284,703

Gas Utilities (0.5%)
Hong Kong & China Gas Co., Ltd.	4,000	9,542
Osaka Gas Co., Ltd.	3,000	12,728
Snam S.p.A.	3,000	15,631
Tokyo Gas Co., Ltd.	3,000	17,236

		55,137

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

	Number of Shares	Value (Note 1)

Multi-Utilities (2.2%)
AGL Energy Ltd.	600	$7,195
CMS Energy Corp.	300	10,179
Consolidated Edison, Inc.	300	18,465
Dominion Resources, Inc.	800	57,344
DTE Energy Co.	200	15,926
National Grid plc	3,000	40,335
NiSource, Inc.	400	17,368
Public Service Enterprise Group, Inc.	300	12,462
Sempra Energy	300	31,851
Wisconsin Energy Corp.	300	14,736

		225,861

Water Utilities (0.3%)
American Water Works Co., Inc.	200	10,904
Severn Trent plc	300	9,768
United Utilities Group plc	600	8,930

		29,602

Total Utilities		595,303

Total Investments (98.4%) (Cost $9,874,850)		10,154,403
Other Assets Less Liabilities (1.6%)		168,920

Net Assets (100%)		$10,323,323

*	Non-income producing.
(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

Glossary:

CVA	— Dutch Certification

Country Diversification As a Percentage of Total Net Assets
Australia	2.1%
Belgium	0.5
Bermuda	0.1
Canada	5.5
Denmark	0.8
Finland	0.4
France	3.1
Germany	4.2
Hong Kong	1.1
Ireland	1.5
Italy	0.5
Japan	8.5
Luxembourg	0.1
Macau	0.0 #
Netherlands	0.8
Norway	0.4
Singapore	1.2
Spain	0.6
Sweden	1.2
Switzerland	3.9
United Kingdom	7.9
United States	54.0
Cash and Other	1.6

100.0%

#	Percent shown is less than 0.05%.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2015:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$770,243	$498,984	$—	$1,269,227
Consumer Staples	1,168,883	734,985	—	1,903,868
Energy	201,077	72,578	—	273,655
Financials	995,553	629,456	—	1,625,009
Health Care	945,193	495,494	—	1,440,687
Industrials	746,183	671,949	—	1,418,132

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2015 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Information Technology	$735,866	$158,408	$—	$894,274
Materials	259,768	207,063	—	466,831
Telecommunication Services	76,956	190,461	—	267,417
Utilities	408,822	186,481	—	595,303

Total Assets	$6,308,544	$3,845,859	$—	$10,154, 403

Total Liabilities	$—	$—	$—	$—

Total	$6,308,544	$3,845,859	$—	$10,154,403

There were no transfers between Levels 1, 2 or 3 during the period ended April 30, 2015.

The Fund held no derivatives contracts during the period ended April 30, 2015.

Investment security transactions for the period ended April 30, 2015 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$11,401,447
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,496,226

As of April 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$507,850
Aggregate gross unrealized depreciation	(228,297)

Net unrealized appreciation	$279,553

Federal income tax cost of investments	$9,874,850

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

ASSETS
Investments at value (Cost $9,874,850)	$10,154,403
Cash	21,002
Foreign cash (Cost $70,314)	70,893
Deferred offering cost	73,509
Dividends, interest and other receivables	22,842
Receivable from investment adviser	16,655
Other assets	126

Total assets	10,359,430

LIABILITIES
Transfer agent fees payable	4,758
Distribution fees payable – Class R	1,275
Distribution fees payable – Class A	639
Accrued expenses	29,435

Total liabilities	36,107

NET ASSETS	$10,323,323

Net assets were comprised of:
Paid in capital	$10,056,270
Accumulated undistributed net investment income (loss)	24,686
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(38,005)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	280,372

Net assets	$10,323,323

Class A
Net asset value and redemption price per share, $3,094,965 / 301,431 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.27
Maximum sales charge (5.50% of offering price)	0.60

Maximum offering price per share	$10.87

Class C**
Net asset value and redemption price per share, $1,030,995 / 100,332 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.28
Maximum sales charge (1.00% of offering price)	0.10

Maximum offering price per share	$10.38

Class I
Net asset value and redemption price per share, $3,111,510 / 302,798 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.28

Class R
Net asset value and redemption price per share, $3,085,853 / 300,787 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.26

*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Period Ended April 30, 2015* (Unaudited)

INVESTMENT INCOME
Dividends (net of $6,408 foreign withholding tax)	$117,221
Interest	72

Total income	117,293

EXPENSES
Offering costs	63,382
Professional fees	41,347
Investment advisory fees	33,046
Administrative fees	20,972
Custodian fees	17,235
Transfer agent fees	8,525
Distribution fees – Class R	7,066
Printing and mailing expenses	5,501
Distribution fees – Class C	4,716
Distribution fees – Class A	3,538
Trustees’ fees	2,098
Registration and filing fees	787
Organizational costs	544
Miscellaneous	5,147

Gross expenses	213,904
Less: Waiver from investment adviser	(54,018)
Waiver from distributor	(4,716)
Reimbursement from investment adviser	(92,623)

Net expenses	62,547

NET INVESTMENT INCOME (LOSS)	54,746

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments	(30,356)
Foreign currency transactions	(7,649)

Net realized gain (loss)	(38,005)

Change in unrealized appreciation (depreciation) on:
Investments	279,553
Foreign currency translations	819

Net change in unrealized appreciation (depreciation)	280,372

NET REALIZED AND UNREALIZED GAIN (LOSS)	242,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$297,113

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

November 12, 2014* to April 30, 2015 (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$54,746
Net realized gain (loss) on investments and foreign currency transactions	(38,005)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	280,372

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	297,113

DIVIDENDS:
Dividends from net investment income
Class A	(8,917)
Class C**	(3,310)
Class I	(9,973)
Class R	(7,860)

TOTAL DIVIDENDS :	(30,060)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 300,538 shares]	3,005,500
Capital shares issued in reinvestment of dividends [ 893 shares]	8,917
Capital shares repurchased [ (3,000) shares]	(29,250)

Total Class A transactions	2,985,167

Class C**
Capital shares sold [ 100,000 shares]	1,000,000
Capital shares issued in reinvestment of dividends [ 332 shares]	3,310
Capital shares repurchased [ (1,000) shares]	(9,760)

Total Class C transactions	993,550

Class I
Capital shares sold [ 301,798 shares]	3,018,250
Capital shares issued in reinvestment of dividends [ 1,000 shares]	9,973
Capital shares repurchased [ (3,000) shares]	(29,280)

Total Class I transactions	2,998,943

Class R
Capital shares sold [ 300,000 shares]	3,000,000
Capital shares issued in reinvestment of dividends [ 787 shares]	7,860
Capital shares repurchased [ (3,000) shares]	(29,250)

Total Class R transactions	2,978,610

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,956,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,223,323
Beginning of period	100,000

End of period (a)	$10,323,323

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$24,686

* The Fund commenced operations on November 12, 2014. ** Class C shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

Class A	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.06
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24

Total from investment operations	0.30

Less distributions:
Dividends from net investment income	(0.03)

Net asset value, end of period	$10.27

Total return (b)	3.01%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,095
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%
Before waivers and reimbursements (a)	4.24%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.13	%(l)
Before waivers and reimbursements (a)	(1.76	)%(l)
Portfolio turnover rate (z)^	15%

Class C**	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24

Total from investment operations	0.31

Less distributions:
Dividends from net investment income	(0.03)

Net asset value, end of period	$10.28

Total return (b)	3.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,031
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%
Before waivers and reimbursements (a)	4.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.38	%(l)
Before waivers and reimbursements (a)	(2.51	)%(l)
Portfolio turnover rate (z)^	15%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Class I	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.24

Total from investment operations	0.31

Less distributions:
Dividends from net investment income	(0.03)

Net asset value, end of period	$10.28

Total return (b)	3.14%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,112
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%
Before waivers and reimbursements (a)	3.99%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.38	%(l)
Before waivers and reimbursements (a)	(1.51	)%(l)
Portfolio turnover rate (z)^	15%

Class R	November 12, 2014* to April 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.25

Total from investment operations	0.29

Less distributions:
Dividends from net investment income	(0.03)

Net asset value, end of period	$10.26

Total return (b)	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,086
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.60%
Before waivers and reimbursements (a)	4.49%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.88	%(l)
Before waivers and reimbursements (a)	(2.01	)%(l)
Portfolio turnover rate (z)^	15%
*	The Fund commenced operations on November 12, 2014.
**	Class C shares currently are not offered for sale.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2015 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with three diversified funds (each a “Fund” and collectively, the “Funds”). The investment adviser to each Fund is AXA Equitable Funds Management Group, LLC d/b/a 1290 Asset Managers® (“1290 Asset Managers®” or “FMG LLC” or the “Adviser”), a wholly-owned subsidiary of AXA Equitable Life Insurance Company (“AXA Equitable”).

The total amount of seed capital at the Funds’ commencement of operations is listed below:

Funds	Class	Seed capital
1290 GAMCO Small/Mid Cap Value	Class A	$780,000
1290 GAMCO Small/Mid Cap Value	Class C	260,000
1290 GAMCO Small/Mid Cap Value	Class I	780,000
1290 GAMCO Small/Mid Cap Value	Class R	780,000
1290 High Yield Bond	Class A	9,030,000
1290 High Yield Bond	Class C	3,010,000
1290 High Yield Bond	Class I	9,030,000
1290 High Yield Bond	Class R	9,030,000
1290 SmartBeta Equity	Class A	3,030,000
1290 SmartBeta Equity	Class C	1,010,000
1290 SmartBeta Equity	Class I	3,030,000
1290 SmartBeta Equity	Class R	3,030,000

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for its Fund.

The Trust issues four classes of shares, Class A, Class C, Class I and Class R on behalf of the following three Funds: 1290 GAMCO Small/Mid Cap Value Fund, 1290 High Yield Bond Fund and 1290 SmartBeta Equity Fund. Class C shares currently are not offered for sale.

The Class A, Class C and Class R shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 High Yield Bond Fund and up to 5.50% for 1290 GAMCO Small/Mid Cap Value Fund and 1290 SmartBeta Equity Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class C shares are subject to a CDSC of 1% of the lesser of net asset value of the redeemed shares at the time of purchase or the net asset value of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase.

1290 High Yield Bond Fund shares are subject to a 2.00% redemption fee on all classes.

The investment objectives of each Fund are as follows:

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management, Inc.) — Seeks to maximize capital appreciation.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers, Inc., an affiliate of 1290 Asset Managers) — Seeks to maximize current income.

1290 SmartBeta Equity Fund (sub-advised by AXA Rosenberg Investment Management LLC, an affiliate of 1290 Asset Managers) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

Valuation:

Equity securities (including securities issued by exchange-traded funds (“ETFs”)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. The pricing service may utilize many factors in making evaluations, trading in similar groups of securities and any developments related to specific securities. However, when such prices are not available, such bonds and notes are valued at a bid price estimated by a broker.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making evaluations.

During the period ended April 30, 2015, the 1290 GAMCO Small/Mid Cap Value Fund held forward foreign currency contracts to either gain exposure to certain currencies, or enter into an economic hedge against changes in the values of securities held in the Fund, that do not qualify for hedge accounting under Accounting Standards Codification (“ASC”) 815. The Statement of Operations for each Fund reflects realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Funds’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Fund.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Funds. The Board has delegated the responsibility of calculating the NAVs of the Funds and classes pursuant to these Pricing Procedures to the Trust’s administrator, FMG LLC (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain of the duties described herein. The Committee determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2015 is included in the Portfolios of Investments. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Funds’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Fund. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price.

Transfers into and transfers out of Level 3, if material, are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Sub-Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of NAV for each applicable Fund when the Adviser deems that the particular event or circumstance would materially affect such Fund’s NAV. The value and percentage, based on Total Investments, of the investments that applied these procedures on April 30, 2015 are as follows:

Funds:	Market Value:	Percentage of Total Investments
1290 GAMCO Small/Mid Cap Value	$406,321	13.4%
1290 SmartBeta Equity	3,845,859	37.9

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding tax) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the first in/first out method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized gains in the Statements of Assets and Liabilities for the Funds.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Offering and Organizational costs incurred during the period ended October 31, 2014 by the Funds shown below were:

Offering costs Funds	Amount
1290 GAMCO Small/Mid Cap Value	$112,451
1290 High Yield Bond	112,451
1290 SmartBeta Equity	112,452

Organizational costs Funds	Amount
1290 GAMCO Small/Mid Cap Value	$117,416
1290 High Yield Bond	117,416
1290 SmartBeta Equity	117,417

Additionally, the Funds had Offering costs and Organizational costs during the six months ended April 30, 2015 are as follows:

Offering costs Funds	Amount
1290 GAMCO Small/Mid Cap Value	$24,398
1290 High Yield Bond	24,875
1290 SmartBeta Equity	24,439

Organizational costs Funds	Amount
1290 GAMCO Small/Mid Cap Value	$544
1290 High Yield Bond	544
1290 SmartBeta Equity	544

Offering costs incurred in connection with the offering of shares of the Funds will be amortized on a straight line basis over 12 months from the date of the Funds commencement of public offering of shares. Organizational expenses, incurred prior to the Funds’ commencement of the public offering of shares, during the period ended October 31, 2014 were payable by the Advisor and have been fully expensed.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date.

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on a Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations of the Funds. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required.

Dividends from net investment income, if any, are declared and distributed at least annually for all Funds (1290 High Yield Bond Fund declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains.

Under the Regulated Investment Company Modernization Act of 2010 (the “RIC Mod Act”), net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Net capital losses that will be carried forward, if any, are presented in the Portfolios of Investments of the Funds.

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives may not be accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Funds’s Portfolio of Investments.

The Funds may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Funds entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

A Fund may purchase foreign currency on a spot (or cash) basis. In addition, a Fund may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statements of Operations of the Funds. The Sub-Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Funds also buy forward foreign currency exchange contracts to gain exposure to currencies. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser supervises the investment program for each Fund in accordance with each Fund’s investment objectives, policies and restrictions. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 GAMCO Small/Mid Cap Value	0.750%	0.700%	0.675%	0.650%	0.625%
1290 SmartBeta Equity	0.700%	0.650%	0.625%	0.600%	0.575%

Fund	First $4 Billion	Next $4 Billion	Thereafter
1290 High Yield Bond	0.600%	0.580%	0.560%

On behalf of the Trust, the Adviser has entered into an investment advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

In addition to the advisory fee, each Fund pays the Administrator its proportionate share of an asset-based administration fee, which is equal to an annual rate of 0.15% of each Fund’s average daily

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

net assets plus $30,000 per Fund and $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of portfolio compliance and portfolio accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class C, Class I and Class R shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 act for Class A, Class C, and Class R shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class C	1.00%*
Class R	0.50%

*	The Distribution Fees for Class C shares are currently being waived. This waiver is voluntary and could be eliminated at any time.

The Trust, on behalf of the Funds, has entered into a Transfer Agency and Service Agreement (the “Transfer Agency Agreement”) with Boston Financial Data Services (“BFDS”). Pursuant to the Transfer Agency Agreement, BFDS is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, BFDS receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

The Trust has entered into a Custody Agreement with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Trust, on behalf of the Funds, has entered into an organizational expenses agreement (the “Organizational Expenses Agreement”) with the Adviser. Pursuant to the Organizational Expenses Agreement, the Adviser shall pay all of the organizational expenses of the Trust (including expenses incurred prior to the effective date of the Organizational Expenses Agreement). The Adviser is entitled to be reimbursed for organizational costs paid by the Adviser within one year after the commencement of a public offering of shares subject to the expense limitation agreement noted below.

The Trust, on behalf of the Funds, has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with 1290 Asset Managers whereby 1290 Asset Managers has contractually agreed to waive fees and/or reduce its fees to the extent that the aggregate expenses incurred by a Fund in any fiscal year, including but not limited to organizational and offering costs and investment advisory fees of the Adviser (but excluding interest, taxes, brokerage commissions, fees and expenses of other investment companies in which a Fund invests, other expenditures that are capitalized in accordance with generally accepted accounting principles (other than offering costs),

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

other extraordinary expenses not incurred in the ordinary course of such Fund’s business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) (“Fund Operating Expenses”), exceed the Maximum Annual Operating Expense Limit of:

Funds	Total Expense Limited to (% of daily net assets)
	Class A	Class C	Class I	Class R
1290 GAMCO Small/Mid Cap Value	1.35%	2.10%	1.10%	1.60%
1290 High Yield Bond	1.05%	1.80%	0.80%	1.30%
1290 SmartBeta Equity	1.35%	2.10%	1.10%	1.60%

1290 Asset Managers first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to 1290 Asset Managers the advisory fees waived or other expenses assumed and paid for by 1290 Asset Managers pursuant to the Expense Limitation Agreement within the prior three fiscal years, provided such Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Fund to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Fund will be made unless: (i) the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Board. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based on the earliest fees waived or assumed by 1290 Asset Managers. During the period ended April 30, 2015, 1290 Asset Managers did not receive recoupment for any of the Funds within the Trust. At April 30, 2015, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

Funds	Amount Eligible through				Total Eligible For Reimbursement
	2015	2016	2017	2018
1290 GAMCO Small/Mid Cap Value	$—	$117,960	$—	$138,457	$256,417
1290 High Yield Bond	—	117,960	—	212,660	330,620
1290 SmartBeta Equity	—	117,961	—	146,097	264,058

During the period ended April 30, 2015, the Distributor voluntarily waived Distribution fees for the Funds’ Class C shares. These amounts as follows are not eligible for recoupment:

Funds	Voluntary Waivers
1290 GAMCO Small/Mid Cap Value	$ 1,198
1290 High Yield Bond	13,708
1290 SmartBeta Equity	4,716

If during a Fund’s fiscal year, Fund Operating Expenses, including all organizational expenses, that at any time during the prior three fiscal years (prior one year after commencement of operations with respect to organizational expenses) received a fee waiver or reduction from 1290 Asset Managers, are less than the percentage limits mentioned above, 1290 Asset Managers is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or reduced and (b) the amount by which the expense limit for that share class exceeds the Fund Operating Expenses of the share class for the current fiscal year.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

Note 3	Sales Charges

The Distributor received sales charges on the Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Fund’s Class A and Class C shares. The Distributor has advised the Funds that for the period ended April 30, 2015, the proceeds retained from sales and redemptions are as follows:

	Class A		Class C Contingent deferred sales charge
Funds	Front End sales charge	Contingent deferred sales charge
1290 GAMCO Small/Mid Cap Value	$1,590	$—	$—
1290 SmartBeta Equity	—	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 4	Percentage of Ownership by Affiliates

At April 30, 2015, 1290 Asset Managers held investments in each of the Funds as follows:

Funds	Percentage of Ownership
1290 GAMCO Small/Mid Cap Value	79.46%
1290 High Yield Bond	99.90
1290 SmartBeta Equity	99.77

Note 5	Subsequent Events

The Adviser evaluated subsequent events from April 30, 2015, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on June 2-4, 2015, the Funds’ Board approved a revised administration fee schedule for the Funds that will effectively reduce the amount of administration fees payable to 1290 Asset Managers, under the Administration Agreement.

Effective July 1, 2015, each Fund will pay to 1290 Asset Managers an administration fee equal to the greater of 0.15% of the Fund’s average daily net assets or $30,000.

Note 6	Legal Proceedings

In July 2011, a lawsuit was filed in the United States District Court of the District of New Jersey, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC (“Sivolella Litigation”). The lawsuit was filed derivatively on behalf of eight Portfolios of EQ Advisors Trust advised by the Adviser. The lawsuit seeks recovery under Section 36(b) of the 1940 Act, for alleged excessive fees paid to the Adviser and AXA Equitable (the “Defendants”) for investment management services. The Plaintiff seeks recovery of the alleged overpayments, or alternatively, rescission of the contracts and restitution of all fees paid, interest, costs and fees. In November 2011, the Plaintiff filed an Amended Complaint seeking the same relief and in December 2011, the Defendants filed a motion to dismiss the Amended Complaint. In September 2012, the United States District Court for the District of New Jersey denied the motion to dismiss the Amended Complaint.

In January 2013, a second lawsuit against the Adviser was filed in the United States District Court for the District of New Jersey by a group of Plaintiffs asserting substantially similar claims under Section 36(b) and seeking substantially similar damages as in the Sivolella Litigation. The lawsuit, entitled Glenn D. Sanford, et al. v. AXA Equitable Funds Management Group, LLC

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2015 (Unaudited)

(“Sanford Litigation”), was filed derivatively on behalf of certain Portfolios of EQ Advisors Trust advised by the Adviser. The Sanford Litigation does not involve any of the Funds. In light of the similarities of the allegations in the Sivolella and Sanford Litigations, the court consolidated the two lawsuits.

In April 2013, the Plaintiffs in the Sivolella and Sanford Litigations amended the complaints to add additional claims under Section 36(b) of the 1940 Act for recovery of alleged excessive fees paid to the Adviser in its capacity as the Administrator of the EQ Advisors Trust. The Plaintiffs seek recovery of the alleged overpayments, or alternatively, rescission of the contract and restitution of the excessive fees paid, interest, costs, and fees. In January 2015, Defendants filed a motion for summary judgment as well as various motions to strike certain of the Plaintiffs’ experts in the Sivolella and Sanford Litigations. Also in January 2015, two Plaintiffs in the Sanford Litigation filed a motion for partial summary judgment relating to the EQ/Core Bond Index Portfolio as well as motions in limine to bar admission of certain documents and preclude the testimony of one of Defendants’ experts.

None of the Funds within the Trust are a party to the Sivolella or Sanford Litigations and any potential damages would be the responsibility of the Defendants. Therefore, no liability for litigation relating to these matters has been accrued in the financial statements of the Funds.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) on the Funds’ website at www.1290Funds.com; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Visit the Funds’ Website: 1290Funds.com

RRD#931454

AXA Equitable Life Insurance Company

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”), that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
June 26, 2015

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 26, 2015